Fair Value Measurements	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 7—Fair Value Measurements
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of June 30, 2021 including the fair value hierarchy of the valuation inputs that the Company utilized to determine such fair value.

Description	Level	June 30, 2021
Assets:
Marketable securities held in Trust Account	1	$345,005,244
Liabilities:
Derivative liability – Class K Founder Shares	3	$2,300,000
Class K Founder Shares Liability
Class K Founder Shares is accounted for as a liability in accordance with ASC Topic 815 and presented as a derivative liability on the accompanying June 30, 2021 balance sheet. The derivative liability was measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative liability in the statement of operations. In order to capture the market conditions associated with the Class K Founder Shares liability, the Company applied an approach that incorporated a Monte Carlo simulation, which involved random iterations of future stock-price paths over the contractual life of the Class K Founder Shares. Based on assumptions regarding potential changes in control of the Company, and the probability distribution of outcomes, the payoff to the holder was determined based on the achievement of the various market thresholds within each simulated path. The present value of the payoff in each simulated trial is calculated, and the fair value of the liability is determined by taking the average of all present values.
The key inputs into the Monte-Carlo simulation model for Class K Founder Shares were as follows on the date of issuance and as of June 30, 2021:

Input	January 19 , 2021	June 30, 2021
Risk-free interest rate	1.14%	1.47%
Term to business combination	0.8 years	0.4 years
Expected volatility	22.5%	15.5%
Stock Price	$10.00	$9.89
Dividend yield	0.0%	0.0%
The following table presents a summary of the changes in the fair value of the Class K Founder Shares liability, a Level 3 liability, measured on a recurring basis, as of June 30, 2021:

Class K Founder Shares Derivative Liability
Fair value, January 19 , 2021	$12,150,000
Change in fair value of Class K Founder Shares liability	(9,000,000)

Fair value, March 31, 2021 (unaudited)	3,150,000
Change in fair value of Class K Founder Shares liability	(850,000)

Fair value, June 30, 2021 (audited)	$2,300,000

There were
no
transfers to and from Levels 1, 2, and 3 during the three months ended June 30, 2021 and for the period from
January 15, 2021 (inception) through June 30, 2021.